Acquisition - Goodwill (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 13, 2020 CNY (¥)
Acquisition
Goodwill, net	¥ 45,561	$ 6,606	¥ 115,414
Longye
Acquisition
Goodwill	115,414		115,414
Less: impairment	(69,853)
Goodwill, net	¥ 45,561		¥ 115,414	¥ 115,414